Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2011
Basis of Presentation and General Information
Basis of Presentation and General Information

1.    Basis of Presentation and General Information

        The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The reporting and functional currency of the Company is the United States Dollar.

        Danaos Corporation ("Danaos"), formerly Danaos Holdings Limited, was formed on December 7, 1998 under the laws of Liberia and is presently the sole owner of all outstanding shares of the companies listed below. Danaos Holdings Limited was redomiciled in the Marshall Islands on October 7, 2005. In connection with the redomiciliation, the Company changed its name to Danaos Corporation. On October 14, 2005, the Company filed and the Marshall Islands accepted Amended and Restated Articles of Incorporation. The authorized capital stock of Danaos Corporation is 750,000,000 shares of common stock with a par value of $0.01 and 100,000,000 shares of preferred stock with a par value of $0.01. Refer to Note 22, Stockholders' Equity.

        The Company's vessels operate worldwide, carrying containers for many established charterers.

        The Company's principal business is the acquisition and operation of vessels. Danaos conducts its operations through the vessel owning companies whose principal activity is the ownership and operation of containerships (refer to Note 2, Significant Accounting Policies) that are under the exclusive management of a related party of the Company (refer to Note 14, Related Party Transactions).

        The consolidated financial statements have been prepared to reflect the consolidation of the companies listed below. The historical balance sheets and results of operations of the companies listed below have been reflected in the consolidated balance sheets and consolidated statements of income, cash flows and stockholders' equity at and for each period since their respective incorporation dates.

        The consolidated companies are referred to as "Danaos," or "the Company."

        As of December 31, 2011, Danaos consolidated the vessel owning (including vessels under construction) companies (the "Danaos Subsidiaries") listed below, which all own container vessels:

Company	Date of Incorporation	Vessel Name	Year Built	TEU
Deleas Shipping Ltd.	July 29, 1987	Hanjin Montreal	1984	2,130
Seasenator Shipping Ltd.	June 11, 1996	Honour	1989	3,908
Seacaravel Shipping Ltd.	June 11, 1996	Hope	1989	3,908
Appleton Navigation S.A.	May 12, 1998	Komodo	1991	2,917
Geoffrey Shipholding Ltd.	September 22, 1997	Kalamata	1991	2,917
Lacey Navigation Inc.	March 5, 1998	Elbe	1991	2,917
Saratoga Trading S.A.	May 8, 1998	SCI Pride	1988	3,129
Tyron Enterprises S.A.	January 26, 1999	Henry	1986	3,039
Independence Navigation Inc.	October 9, 2002	Independence	1986	3,045
Victory Shipholding Inc.	October 9, 2002	Lotus	1988	3,098
Duke Marine Inc.	April 14, 2003	Hyundai Duke	1992	4,651
Commodore Marine Inc.	April 14, 2003	APL Commodore	1992	4,651
Containers Services Inc.	May 30, 2002	Deva	2004	4,253
Containers Lines Inc.	May 30, 2002	Derby D	2004	4,253
Oceanew Shipping Ltd.	January 14, 2002	CSCL Europe	2004	8,468
Oceanprize Navigation Ltd.	January 21, 2003	CSCL America	2004	8,468
Federal Marine Inc.	February 14, 2006	Hyunday Federal	1994	4,651
Karlita Shipping Co. Ltd.	February 27, 2003	CSCL Pusan	2006	9,580
Ramona Marine Co. Ltd.	February 27, 2003	CSCL Le Havre	2006	9,580
Boxcarrier (No. 6) Corp.	June 27, 2006	Marathonas	1991	4,814
Boxcarrier (No. 7) Corp.	June 27, 2006	Messologi	1991	4,814
Boxcarrier (No. 8) Corp.	November 16, 2006	Mytilini	1991	4,814
Auckland Marine Inc.	January 27, 2005	YM Colombo	2004	4,300
Seacarriers Services Inc.	June 28, 2005	Taiwan Express	2007	4,253
Speedcarrier (No. 1) Corp.	June 28, 2007	Hyundai Vladivostok	1997	2,200
Speedcarrier (No. 2) Corp.	June 28, 2007	Hyundai Advance	1997	2,200
Speedcarrier (No. 3) Corp.	June 28, 2007	Hyundai Stride	1997	2,200
Speedcarrier (No. 5) Corp.	June 28, 2007	Hyundai Future	1997	2,200
Speedcarrier (No. 4) Corp.	June 28, 2007	Hyundai Sprinter	1997	2,200
Wellington Marine Inc.	January 27, 2005	YM Singapore	2004	4,300
Seacarriers Lines Inc.	June 28, 2005	YM Vancouver	2007	4,253
Speedcarrier (No. 7) Corp.	December 6, 2007	Hyundai Highway	1998	2,200
Speedcarrier (No. 6) Corp.	December 6, 2007	Hyundai Progress	1998	2,200
Speedcarrier (No. 8) Corp.	December 6, 2007	Hyundai Bridge	1998	2,200
Bayview Shipping Inc.	March 22, 2006	Zim Rio Grande	2008	4,253
Channelview Marine Inc.	March 22, 2006	Zim Sao Paolo	2008	4,253
Balticsea Marine Inc.	March 22, 2006	Zim Kingston	2008	4,253
Continent Marine Inc.	March 22, 2006	Zim Monaco	2009	4,253
Medsea Marine Inc.	May 8, 2006	Zim Dalian	2009	4,253
Blacksea Marine Inc.	May 8, 2006	Zim Luanda	2009	4,253
Boxcarrier (No. 1) Corp.	June 27, 2006	CMA CGM Moliere(1)	2009	6,500
Boxcarrier (No. 2) Corp.	June 27, 2006	CMA CGM Musset(1)	2010	6,500
Boxcarrier (No. 3) Corp.	June 27, 2006	CMA CGM Nerval(1)	2010	6,500
Boxcarrier (No. 4) Corp.	June 27, 2006	CMA CGM Rabelais(1)	2010	6,500
Boxcarrier (No. 5) Corp.	June 27, 2006	CMA CGM Racine(1)	2010	6,500
Expresscarrier (No. 1) Corp.	March 5, 2007	YM Mandate	2010	6,500
Expresscarrier (No. 2) Corp.	March 5, 2007	YM Maturity	2010	6,500
CellContainer (No. 1) Corp.	March 23, 2007	Hanjin Buenos Aires	2010	3,400
CellContainer (No. 2) Corp.	March 23, 2007	Hanjin Santos	2010	3,400
CellContainer (No. 3) Corp.	March 23, 2007	Hanjin Versailles	2010	3,400
CellContainer (No. 4) Corp.	March 23, 2007	Hanjin Algeciras	2011	3,400
CellContainer (No. 5) Corp.	March 23, 2007	Hanjin Constantza	2011	3,400
CellContainer (No. 6) Corp.	October 31, 2007	Hanjin Germany	2011	10,100
CellContainer (No. 7) Corp.	October 31, 2007	Hanjin Italy	2011	10,100
CellContainer (No. 8) Corp.	October 31, 2007	Hanjin Greece	2011	10,100
Teucarrier (No. 1) Corp.	January 31, 2007	CMA CGM Attila	2011	8,530
Teucarrier (No. 2) Corp.	January 31, 2007	CMA CGM Tancredi	2011	8,530
Teucarrier (No. 3) Corp.	January 31, 2007	CMA CGM Bianca	2011	8,530
Teucarrier (No. 4) Corp.	January 31, 2007	CMA CGM Samson	2011	8,530

Vessels under construction
Teucarrier (No. 5) Corp.	September 17, 2007	CMA CGM Melisande(2)	2012	8,530
Megacarrier (No. 1) Corp.	September 10, 2007	Hyundai Together(2)	2012	13,100
Megacarrier (No. 2) Corp.	September 10, 2007	Hyundai Tenacity(2)	2012	13,100
Megacarrier (No. 3) Corp.	September 10, 2007	Hull No. S-458	2012	13,100
Megacarrier (No. 4) Corp.	September 10, 2007	Hull No. S-459	2012	13,100
Megacarrier (No. 5) Corp.	September 10, 2007	Hull No. S-460	2012	13,100
(1)
Vessel subject to charterer's option to purchase vessel after first eight years of time charter term for $78.0 million.

(2)
During the first quarter of 2012, the Company took delivery of the respective vessel.